Offerings - Offering: 1	Dec. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	2,100,000
Proposed Maximum Offering Price per Unit	280.85
Maximum Aggregate Offering Price	$ 589,785,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 81,449.31
Offering Note	(1) This registration statement on Form S-8 covers (i) 2,100,000 shares of common stock, par value $0.10 per share ("Common Stock") of FedEx Corporation (the "Company" or the "Registrant") issuable pursuant to the FedEx Corporation 2019 Omnibus Stock Incentive Plan (the "Plan") and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, or other similar transaction. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based upon the average ($280.85) of the high ($283.00) and low ($278.70) sales prices of the Registrant's Common Stock as reported on the New York Stock Exchange on December 15, 2025. (3) Rounded up to the nearest penny.